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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3563
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                         MONEY MARKET VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS




QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2005


Money Market Variable Account



                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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
PORTFOLIO OF INVESTMENTS    September 30, 2005 (Unaudited)

ISSUER                                                               PAR AMOUNT                       VALUE
CERTIFICATES OF DEPOSIT - 6.1%
Credit Suisse First Boston, NY, 3.96%, 12/27/05                    $  2,028,000                $  2,028,000
Wachovia Bank NA, 3.76%, 11/01/05                                     2,038,000                   2,038,000
                                                                                               ------------
Total Certificates of Deposit, at Amortized Cost and Value                                     $  4,066,000
                                                                                               ------------

ISSUER                                                               PAR AMOUNT                       VALUE

COMMERCIAL PAPER# - 83.9%
ABN Amro North America Holdings, 3.75%, due 11/30/05               $    802,000                $    796,987
Abbey National North America LLC, 3.91%, due 12/28/05                 2,046,000                   2,026,444
American Express Credit Corp., 3.68%, due 11/08/05                    1,122,000                   1,117,642
American General Finance Corp., 3.69%, due 10/14/05                   2,016,000                   2,013,314
Bank of America Corp., 3.54%, due 10/19/05                            2,410,000                   2,405,734
Barton Capital LLC., 3.7%, due 10/11/05@                              1,014,000                   1,012,958
Barton Capital LLC., 3.64%, due 10/18/05@                             1,000,000                     998,281
Blue Ridge Asset Funding, 3.75%, due 10/19/05@                        2,005,000                   2,001,241
Ciesco LLC, 3.67%, due 10/26/05@                                        600,000                     598,471
Citigroup Funding, Inc., 3.6%, due 10/11/05                           1,197,000                   1,195,803
Citigroup Funding, Inc., 3.77%, due 10/27/05                            799,000                     796,825
Depfa Bank PLC, 3.69%, due 11/14/05@                                  2,264,000                   2,253,789
Edison Asset Securitization LLC, 3.67%, due 11/02/05@                 1,695,000                   1,689,471
Edison Asset Securitization LLC, 3.86%, due 11/28/05@                   332,000                     329,935
FCAR Owner Trust, 3.7%, due 10/13/05                                  2,016,000                   2,013,514
General Electric Capital Corp., 3.91%, due 12/27/05                   2,046,000                   2,026,667
Goldman Sachs Group, Inc., 3.76%, due 10/24/05                        2,045,000                   2,040,087
Govco, Inc., 3.53%, due 10/17/05@                                     2,370,000                   2,366,282
HSBC USA, Inc., 3.92%, due 12/27/05                                   2,048,000                   2,028,599
ING America Insurance Holdings, Inc., 3.46%, due 10/04/05               369,000                     368,894
ING America Insurance Holdings, Inc., 3.54%, due 10/18/05             2,186,000                   2,182,346
MetLife Funding, Inc., 3.74%, due 10/21/05                            2,041,000                   2,036,759
Morgan Stanley Dean Witter, 3.7%, due 10/12/05                        1,215,000                   1,213,626
Morgan Stanley Dean Witter, 3.69%, due 10/27/05                         800,000                     797,868
New Center Asset Trust, 3.77%, due 10/26/05                           2,042,000                   2,036,654
Old Line Funding LLC, 3.76%, due 11/07/05@                            2,228,000                   2,219,390
Park Avenue Receivable Co. LLC, 3.75%, due 10/24/05@                  2,272,000                   2,266,557
Proctor Gamble, 3.88%, due 12/27/05@                                    500,000                     495,312
Prudential Funding LLC, 3.7%, due 10/18/05                              672,000                     670,826
Ranger Funding Co. LLC, 3.69%, due 10/11/05@                          1,027,000                   1,025,947
Ranger Funding Co. LLC, 3.75%, due 10/20/05@                            973,000                     971,074
SBC Communications, Inc., 3.76%, due 11/02/05@                          753,000                     750,483
Societe Generale N.A., Inc., 3.84%, due 12/02/05                      1,969,000                   1,955,978
Svenska Handelsbanken, Inc., 3.56%, due 10/04/05                      2,323,000                   2,322,311
Thunder Bay Funding, LLC, 3.63%, due 10/12/05@                        1,178,000                   1,176,693
Thunder Bay Funding, LLC, 3.86%, due 12/21/05@                          828,000                     820,809
UBS Finance Delaware LLC, 3.76%, due 11/04/05                         2,005,000                   1,997,880
Verizon Network Funding Co., 3.69%, due 10/24/05                      1,349,000                   1,345,820
                                                                                               ------------
Total Commercial Paper, at Amortized Cost and Value                                            $ 56,367,271
                                                                                               ------------

REPURCHASE AGREEMENTS - 10.5%
Goldman Sachs, 3.75%, dated 9/30/05, due 10/03/05, total to be received $327,102 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)                    $    327,000                $    327,000
Morgan Stanley, 3.80%, dated 9/30/05, due 10/03/05, total to be received $6,731,131 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)               6,729,000                   6,729,000
                                                                                               ------------
Total Repurchase Agreements, at Cost                                                           $  7,056,000
                                                                                               ------------
Total Investments at Amortized Cost and Value                                                  $ 67,489,271
                                                                                               ------------
OTHER ASSETS, LESS LIABILITIES - (0.5)%                                                            (325,515)
                                                                                               ------------
NET ASSETS - 100.0%                                                                            $ 67,163,756
                                                                                               ------------

@ Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2)
  of the Securities Act of 1933.
# The rates shown represent annualized yields at time of purchase.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

BEFORE PURCHASING ANY VARIABLE PRODUCT, CONSIDER THE OBJECTIVES, RISKS, CHARGES, AND EXPENSES ASSOCIATED
WITH THE UNDERLYING INVESTMENT OPTION(S) AND THOSE OF THE PRODUCT ITSELF. FOR THIS AND OTHER INFORMATION
CONTACT YOUR INVESTMENT OR INSURANCE PROFESSIONAL. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
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By (Signature and Title)* TRACY ATKINSON
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                          Tracy Atkinson, Treasurer (Principal Financial Officer
                          and Accounting Officer)

Date: November 23, 2005
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* Print name and title of each signing officer under his or her signature.